Net Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE
12. NET LOSS PER SHARE
Basic and diluted net loss per share for the six months ended June 30, 2021 and 2022 are calculated as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Numerator:
Net loss attributable to Gracell Biotechnologies Inc.’s shareholders	(193,884)	(304,888)	(45,518)
Accretion of convertible redeemable preferred shares to redemption value	(1,989)	—	—

Net loss attributable to Gracell Biotechnologies Inc.’s ordinary shareholders	(195,873)	(304,888)	(45,518)
Denominator:
Weighted-average number of ordinary shares outstanding—basic and diluted	320,415,223	338,244,214	338,244,214
Net loss per share attributable to Gracell Biotechnologies Inc.’s ordinary shareholders—basic and diluted	(0.61)	(0.90)	(0.13)
The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the six months ended June 30,
	2021	2022
	shares	shares
Share options and RSUs	1,223,804	1,241,772